Leases Leases - Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Leases [Abstract]
Cash paid for amounts included in the measurement of operating lease liabilities	$ 1,677	$ 1,450	$ 6,339
Right-of-use assets obtained in exchange for operating lease liabilities	$ 0	$ 3,890	$ 3,890